Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$386,860.58

Principal:
Principal Collections	$7,086,488.10
Prepayments in Full	$2,399,953.53
Liquidation Proceeds	$52,991.03
Recoveries	$71,013.20
Sub Total	$9,610,445.86
Collections	$9,997,306.44

Purchase Amounts:
Purchase Amounts Related to Principal	$172,838.44
Purchase Amounts Related to Interest	$1,351.87
Sub Total	$174,190.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,171,496.75

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,171,496.75
Servicing Fee	$83,860.07	$83,860.07	$0.00	$0.00	$10,087,636.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,087,636.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,087,636.68
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,087,636.68
Interest - Class A-4 Notes	$6,430.45	$6,430.45	$0.00	$0.00	$10,081,206.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,081,206.23
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$10,025,934.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,025,934.23
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$9,984,041.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,984,041.56
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$9,929,208.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,929,208.23
Regular Principal Payment	$9,485,007.83	$9,485,007.83	$0.00	$0.00	$444,200.40
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$444,200.40
Residual Released to Depositor	$0.00	$444,200.40	$0.00	$0.00	$0.00
Total		$10,171,496.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,485,007.83
Total					$9,485,007.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$6,173,233.30	$61.16	$6,430.45	$0.06	$6,179,663.75	$61.22
Class B Notes	$3,311,774.53	$83.88	$55,272.00	$1.40	$3,367,046.53	$85.28
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$9,485,007.83	$7.07	$158,428.45	$0.12	$9,643,436.28	$7.19

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$6,173,233.30	0.0611635	$0.00	0.0000000
Class B Notes	$39,480,000.00	1.0000000	$36,168,225.47	0.9161151
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$98,293,233.30	0.0732302	$88,808,225.47	0.0661637

Pool Information
Weighted Average APR	4.510%	4.557%
Weighted Average Remaining Term	18.25	17.61
Number of Receivables Outstanding	14,624	13,790
Pool Balance	$100,632,085.08	$90,859,558.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$98,293,233.30	$88,808,225.47
Pool Factor	0.0737781	0.0666134

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$2,051,332.63
Targeted Overcollateralization Amount	$2,051,332.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,051,332.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$60,255.88
(Recoveries)		109	$71,013.20
Net Loss for Current Collection Period			$(10,757.32)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1283%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.2513%
Second Preceding Collection Period			1.1341%
Preceding Collection Period			0.4641%
Current Collection Period			(0.1348)%
Four Month Average (Current and Preceding Three Collection Periods)			0.6787%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,977	$9,590,103.43
(Cumulative Recoveries)			$2,093,562.78
Cumulative Net Loss for All Collection Periods			$7,496,540.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5496%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,926.88
Average Net Loss for Receivables that have experienced a Realized Loss			$1,506.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.25%	309	$2,952,082.71
61-90 Days Delinquent	0.35%	30	$322,472.84
91-120 Days Delinquent	0.07%	6	$66,198.11
Over 120 Days Delinquent	0.76%	45	$694,177.35
Total Delinquent Receivables	4.44%	390	$4,034,931.01

Repossession Inventory:
Repossessed in the Current Collection Period		2	$40,835.06
Total Repossessed Inventory		9	$148,973.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4626%
Preceding Collection Period			0.4718%
Current Collection Period			0.5874%
Three Month Average			0.5073%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer